March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock LifePath® Dynamic 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 87.6%
BlackRock Advantage Emerging Markets Fund, Class K	370,502	$ 3,801,352
BlackRock Real Estate Securities Fund	11,738	177,832
BlackRock Tactical Opportunities Fund, Class K	33,286	497,957
Diversified Equity Master Portfolio	$24,000,478	24,000,478
International Tilts Master Portfolio	$2,186,949	2,186,949
iShares MSCI Canada ETF(b)	26,799	1,092,059
iShares MSCI EAFE Small-Cap ETF(b)	106,629	6,774,140
iShares Russell 2000 ETF(b)	1,599	318,984
		38,849,751
Fixed-Income Funds — 0.5%
BlackRock Diversified Fixed Income Fund, Class K	9,976	94,076
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	859	93,365
		187,441

Security	Shares	Value
Money Market Funds — 26.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)	6,803,566	$ 6,806,968
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)	4,951,828	4,951,828
		11,758,796
Total Investments — 114.6% (Cost: $49,795,918)		50,795,988
Liabilities in Excess of Other Assets — (14.6)%		(6,453,614)
Net Assets — 100.0%		$ 44,342,374

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 383,705	$ 3,446,937	$ —	$ —	$ (29,290)	$ 3,801,352	370,502	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	1,085,514	5,721,422 (a)	—	(5)	37	6,806,968	6,803,566	1,652 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,312,754	—	(4,360,926)(a)	—	—	4,951,828	4,951,828	73,523	—
BlackRock Diversified Fixed Income Fund, Class K	91,920	1,170	—	—	986	94,076	9,976	1,169	—
BlackRock High Yield Bond Portfolio, Class K(c)	—	—	—	—	—	—	—	(334)	—
BlackRock Real Estate Securities Fund	174,075	—	—	—	3,757	177,832	11,738	—	—
BlackRock Tactical Opportunities Fund, Class K	494,628	—	—	—	3,329	497,957	33,286	—	—
Diversified Equity Master Portfolio	18,058,639	7,284,838 (a)(d)	—	166,434	(1,509,433)	24,000,478	$24,000,478	100,338	—
International Tilts Master Portfolio	2,002,375	13,675 (a)(d)	—	39,094	131,805	2,186,949	$2,186,949	13,675	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	91,776	—	—	—	1,589	93,365	859	691	—
iShares MSCI Canada ETF	880,474	200,450	—	—	11,135	1,092,059	26,799	—	—
iShares MSCI EAFE ETF(c)	159,915	—	(173,463)	30,998	(17,450)	—	—	—	—
iShares MSCI EAFE Small-Cap ETF	650,268	5,937,496	—	—	186,376	6,774,140	106,629	—	—
iShares Russell 2000 ETF	353,315	—	—	—	(34,331)	318,984	1,599	735	—
				$ 236,521	$ (1,251,490)	$ 50,795,988		$ 191,449	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	4	06/12/25	$ 718	$ (6,313)
10-Year U.S. Treasury Note	10	06/18/25	1,114	2,007
Ultra U.S. Treasury Bond	2	06/18/25	246	1,679
E-mini Russell 2000 Index	14	06/20/25	1,419	9,895
Micro E-mini S&P 500 Index	98	06/20/25	2,770	(4,119)
MSCI EAFE Index	8	06/20/25	967	(23,278)
MSCI Emerging Markets Index	11	06/20/25	611	(12,404)
S&P 500 E-Mini Index	3	06/20/25	848	11,081
				(21,452)
Short Contracts
NASDAQ 100 E-Mini Index	2	06/20/25	778	591
				$ (20,861)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	76,000	USD	52,906	Goldman Sachs International	06/18/25	$ 109
CAD	569,581	USD	396,504	Goldman Sachs International	06/18/25	813
USD	8,704	EUR	8,000	JPMorgan Chase Bank N.A.	06/18/25	16
						938
AUD	2,765,225	USD	1,743,972	Morgan Stanley & Co. International PLC	06/18/25	(15,027)
CAD	75,000	USD	52,558	Morgan Stanley & Co. International PLC	06/18/25	(241)
JPY	257,298,386	EUR	1,623,187	Goldman Sachs International	06/18/25	(32,501)
JPY	129,041,620	USD	869,215	Bank of America N.A.	06/18/25	(1,459)
JPY	62,208,422	USD	427,224	Goldman Sachs International	06/18/25	(8,896)
						(58,124)
						$ (57,186)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	239	$ 719	$ —	$ 719
1-day SOFR plus 0.69%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	103	2,485	—	2,485
1-day SOFR plus 1.03%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Goldman Sachs International	N/A	10/06/25	USD	85	177	—	177
									$ 3,381	$ —	$ 3,381
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 12,662,324	$ —	$ —	$ 12,662,324
Fixed-Income Funds	187,441	—	—	187,441
Money Market Funds	11,758,796	—	—	11,758,796
	$24,608,561	$—	$—	24,608,561
Investments Valued at NAV(a)				26,187,427
				$ 50,795,988
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 21,567	$ 3,381	$ —	$ 24,948
Foreign Currency Exchange Contracts	—	938	—	938
Interest Rate Contracts	3,686	—	—	3,686
Liabilities
Equity Contracts	(39,801)	(6,313)	—	(46,114)
Foreign Currency Exchange Contracts	—	(58,124)	—	(58,124)
	$(14,548)	$(60,118)	$—	$(74,666)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate